ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Sep. 30, 2013
Beijing Origin Seed Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Dec. 26, 1997	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	0.00%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Henan Origin Cotton Technology Development Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Mar. 02, 2001	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	92.04%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Changchun Origin Seed Technology Development Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Apr. 29, 2003	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	99.83%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Linze Origin Seed Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Nov. 18, 2008	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	100.00%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Xinjiang Originbo Seed Company Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Jul. 13, 2011	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	51.00%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Denong Zhengcheng Seed Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Jun. 21, 2000
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	98.58%
Principal Activity	Hybrid crop seed development, production and distribution
State Harvest Holdings Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Oct. 06, 2004
Entity Incorporation, Place of Incorporation or Establishment	British Virgin Islands
Percentage of Ownership	100.00%
Principal Activity	Investment holding
Beijing Origin State Harvest Biotechnology Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Dec. 01, 2004
Entity Incorporation, Place of Incorporation or Establishment	People's Republic of China ("PRC")
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development
Shandong Kunfeng Biochemical Limited [Member]
Entity Incorporation, Date Of Incorporation or Establishment	Jun. 14, 2006
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	100.00%
Principal Activity	Agricultural chemical producer

[1]	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.